Operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating expenses by nature
Employee costs	$ 5,107	$ 3,280	$ 9,675	$ 7,223
Office, insurance and other expenses	1,454	1,389	2,785	2,643
Professional services	1,300	1,297	1,713	3,345
Total operating expenses	7,861	5,966	14,173	13,211
Share-based compensation expense	2,300	1,300	4,200	2,900
Amortization	$ 90	$ 90	$ 180	$ 180